PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 54	$ 58
Ending balance	84	54	$ 58
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	131	132	128
Additions	35	6	4
Disposals and asset write-offs	(4)	(1)
Exchange adjustment	(3)	6
Ending balance	165	131	132
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(77)	(74)	(68)
Charge for the year	7	6	6
Disposals and asset write-offs	4	1
Exchange adjustment	1	(2)
Ending balance	(81)	(77)	(74)
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	28	34
Ending balance	45	28	34
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	51	55	55
Additions	19	0	0
Disposals and asset write-offs	(2)	(1)
Exchange adjustment	(1)	3
Ending balance	69	51	55
Land and buildings | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(23)	(21)	(18)
Charge for the year	3	3	3
Disposals and asset write-offs	2	1
Exchange adjustment	0	0
Ending balance	(24)	(23)	(21)
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	26	24
Ending balance	39	26	24
Plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	80	77	73
Additions	16	6	4
Disposals and asset write-offs	(2)	0
Exchange adjustment	(2)	3
Ending balance	96	80	77
Plant and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(54)	(53)	(50)
Charge for the year	4	3	3
Disposals and asset write-offs	2	0
Exchange adjustment	1	(2)
Ending balance	$ (57)	$ (54)	$ (53)